CONDENSED CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues
Sales	$ 1,141,026	$ 284,706	$ 1,996,918	$ 856,451
Cost of sales	(1,009,563)	(253,389)	(1,475,854)	(762,241)
Gross profit	131,463	31,317	521,064	94,210
Operating expenses
Selling, general and administrative	19,843	7,801	41,544	21,491
Professional fees	7,325	83	171,375	10,091
Research and development costs	0	0	0	0
Depreciation and amortization	5,934	1,844	37,790	29,101
Bad debt expense (recoveries)	0	0	11,381	66,021
Impairment	0	0	0	245
Total operating expenses	33,102	9,728	262,090	126,949
Operating income (loss)	98,361	21,589	258,974	(32,739)
Other income (expenses)
Interest expense	(5,832)	(1,444)	(23,818)	(41,633)
Other income	5,370	0	28,498	21,008
Other expense	0	0	0	(1,528)
Total other income (expense)	(462)	(1,444)	4,680	(22,153)
Net income (loss)	97,899	20,145	263,654	(54,892)
Current	0	0	(14,276)	0
Deferred	0	0	(29,018)	0
Total provision for (reduction of) income taxes	0	0	(43,294)	0
Net income (loss) after tax	97,899	20,145	220,360	(54,892)
Net loss attributable to:
Foreign currency translation income (loss)	(2,936)	(6,591)	(22,376)	(20,276)
Comprehensive income (loss)
Comprehensive loss attributable to Sincerity Applied Materials Corp stockholders	$ 94,963	$ 13,554	$ 197,984	$ (75,168)